Revenue Recognition - Narrative (Details) - Marketwise, LLC - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract liability, revenue recognized	$ 81,840,000	$ 48,907,000	$ 176,678,000	$ 112,978,000	$ 190,778,000	$ 171,273,000
Accounts receivable	8,965,000		8,965,000		12,398,000	7,332,000	$ 818,000
Impairment on capitalized costs					0	$ 0	$ 0
Remaining performance obligation	$ 707,472,000		$ 707,472,000		$ 532,748,000
Remaining performance obligation, percentage	46.00%		46.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage					52.00%
Remaining performance obligation, timing of satisfaction					12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, timing of satisfaction					12 months